Summary of Significant Accounting Policies - Summary of Subsidiaries (Detail)	1 Months Ended	12 Months Ended
	Jul. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
ASE [member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in the packaging and testing of semiconductors
Establishment and Operating Location		R.O.C.
Percentage of Ownership (%)		100.00%	100.00%
A.S.E. Holding Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business		Holding company
Establishment and Operating Location		Bermuda
Percentage of Ownership (%)		100.00%	100.00%
J & R Holding Limited ("J&R Holding") [member]
Disclosure of subsidiaries [Line Items]
Main Business		Holding company
Establishment and Operating Location		Bermuda
Percentage of Ownership (%)		100.00%	100.00%
Innosource Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business		Holding company
Establishment and Operating Location		British Virgin Islands
Percentage of Ownership (%)		100.00%	100.00%
Omniquest Industrial Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business		Holding company
Establishment and Operating Location		British Virgin Islands
Percentage of Ownership (%)		100.00%	100.00%
ASE Marketing & Service Japan Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in marketing and sales services
Establishment and Operating Location		Japan
Percentage of Ownership (%)		100.00%	100.00%
ASE Test, Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in the testing of semiconductors
Establishment and Operating Location		R.O.C.
Percentage of Ownership (%)		100.00%	100.00%
Luchu Development Corporation [member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in the development of real estate properties
Establishment and Operating Location		R.O.C.
Percentage of Ownership (%)		86.10%	86.10%
TLJ Intertech Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in information software services
Establishment and Operating Location		R.O.C.
Percentage of Ownership (%)		60.00%	60.00%
MingFeng Information Service Corp., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in information software services, and was established in May 2018.
Establishment and Operating Location		R.O.C.
Percentage of Ownership (%)		100.00%	100.00%
ASE Embedded Electronics Inc. ("ASEEE") [member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in the sale and manufacturing of embedded substrate
Establishment and Operating Location		R.O.C.
Percentage of Ownership (%)	100.00%	100.00%
Advanced Microelectronic Products Inc. ("AMPI") [member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in the manufacturing of integrated circuit
Establishment and Operating Location		R.O.C.
Percentage of Ownership (%)		51.00%
Alto Enterprises Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business		Holding company
Establishment and Operating Location		British Virgin Islands
Percentage of Ownership (%)		100.00%	100.00%
Super Zone Holdings Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business		Holding company
Establishment and Operating Location		Hong Kong
Percentage of Ownership (%)		100.00%	100.00%
ASE (Kun Shan) Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in the packaging and testing of semiconductors
Establishment and Operating Location		Kun Shan, China
Percentage of Ownership (%)		100.00%	100.00%
ASE Investment (Kun Shan) Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business		Holding company
Establishment and Operating Location		Kun Shan, China
Percentage of Ownership (%)		100.00%	100.00%
Advanced Semiconductor Engineering (China) Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business		Will engage in the packaging and testing of semiconductors
Establishment and Operating Location		Shanghai, China
Percentage of Ownership (%)		100.00%	100.00%
ASE Investment (Labuan) Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business		Holding company
Establishment and Operating Location		Malaysia
Percentage of Ownership (%)		100.00%	100.00%
ASE Test Limited ("ASE Test") [member]
Disclosure of subsidiaries [Line Items]
Main Business		Holding company
Establishment and Operating Location		Singapore
Percentage of Ownership (%)		100.00%	100.00%
ASE Japan Co., Ltd. ("ASE Japan") [member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in the packaging and testing of semiconductors
Establishment and Operating Location		Japan
Percentage of Ownership (%)		100.00%	100.00%
ASE (U.S.) Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business		After-sales service and sales support
Establishment and Operating Location		U.S.A.
Percentage of Ownership (%)		100.00%	100.00%
Global Advanced Packaging Technology Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business		Holding company
Establishment and Operating Location		British Cayman Islands
Percentage of Ownership (%)		100.00%	100.00%
ASE WeiHai Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in the packaging and testing of semiconductors
Establishment and Operating Location		Shandong, China
Percentage of Ownership (%)		100.00%	100.00%
Suzhou ASEN Semiconductors Co., Ltd. ("ASEN") [member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in the packaging and testing of semiconductors
Establishment and Operating Location		Suzhou, China
Percentage of Ownership (%)		100.00%	70.00%
Anstock Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in financing activity
Establishment and Operating Location		British Cayman Islands
Percentage of Ownership (%)		100.00%	100.00%
Anstock II Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in financing activity
Establishment and Operating Location		British Cayman Islands
Percentage of Ownership (%)		100.00%	100.00%
ASE (Shanghai) Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in the production of substrates
Establishment and Operating Location		Shanghai, China
Percentage of Ownership (%)		100.00%	100.00%
ASE Corporation [member]
Disclosure of subsidiaries [Line Items]
Main Business		Holding company
Establishment and Operating Location		British Cayman Islands
Percentage of Ownership (%)		100.00%	100.00%
ASE Mauritius Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business		Holding company
Establishment and Operating Location		Mauritius
Percentage of Ownership (%)		100.00%	100.00%
ASE Labuan Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business		Holding company
Establishment and Operating Location		Malaysia
Percentage of Ownership (%)		100.00%	100.00%
Shanghai Ding Hui Real Estate Development Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in the development, construction and sale of real estate properties
Establishment and Operating Location		Shanghai, China
Percentage of Ownership (%)		100.00%	100.00%
Shanghai Ding Qi Property Management Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in the management of real estate properties
Establishment and Operating Location		Shanghai, China
Percentage of Ownership (%)		100.00%	100.00%
Advanced Semiconductor Engineering (HK) Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in the trading of substrates
Establishment and Operating Location		Hong Kong
Percentage of Ownership (%)		100.00%	100.00%
Shanghai Ding Wei Real Estate Development Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in the development, construction and leasing of real estate properties
Establishment and Operating Location		Shanghai, China
Percentage of Ownership (%)		100.00%	100.00%
Shanghai Ding Yu Real Estate Development Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in the development, construction and leasing of real estate properties
Establishment and Operating Location		Shanghai, China
Percentage of Ownership (%)		100.00%	100.00%
Shanghai Ding Fan Department Store Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in department store business
Establishment and Operating Location		Shanghai, China
Percentage of Ownership (%)		100.00%	100.00%
Kun Shan Ding Hong Real Estate Development Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in the development, construction and leasing of real estate properties
Establishment and Operating Location		Kun Shan, China
Percentage of Ownership (%)		100.00%	100.00%
Shanghai Ding Xu Property Management Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in the management of real estate properties
Establishment and Operating Location		Shanghai, China
Percentage of Ownership (%)		100.00%	100.00%
ASE Electronics Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in the production of substrates
Establishment and Operating Location		R.O.C.
Percentage of Ownership (%)		100.00%	100.00%
ASE Test Holdings, Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business		Holding company
Establishment and Operating Location		British Cayman Islands
Percentage of Ownership (%)		100.00%	100.00%
ASE Holdings (Singapore) Pte. Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business		Holding company
Establishment and Operating Location		Singapore
Percentage of Ownership (%)		100.00%	100.00%
ASE Singapore Pte. Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in the packaging and testing of semiconductors
Establishment and Operating Location		Singapore
Percentage of Ownership (%)		100.00%	100.00%
ISE Labs, Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in the testing of semiconductors
Establishment and Operating Location		U.S.A.
Percentage of Ownership (%)		100.00%	100.00%
ASE Electronics (M) Sdn. Bhd. [member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in the packaging and testing of semiconductors
Establishment and Operating Location		Malaysia
Percentage of Ownership (%)		100.00%	100.00%
ASE Assembly & Test (Shanghai) Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in the packaging and testing of semiconductors
Establishment and Operating Location		Shanghai, China
Percentage of Ownership (%)		100.00%	100.00%
ISE Labs, China, Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in the testing of semiconductors, and was established in October 2018
Establishment and Operating Location		Shanghai, China
Percentage of Ownership (%)		100.00%	100.00%
Wuxi Tongzhi Microelectronics Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in the packaging and testing of semiconductors
Establishment and Operating Location		Wuxi, China
Percentage of Ownership (%)		100.00%	100.00%
USIINC [member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in investing activity
Establishment and Operating Location		R.O.C.
Percentage of Ownership (%)		100.00%	100.00%
USI Global [member]
Disclosure of subsidiaries [Line Items]
Main Business		Merged by the Company in January 2019
Establishment and Operating Location		R.O.C.
Percentage of Ownership (%)			100.00%
Huntington Holdings International Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business		Holding company
Establishment and Operating Location		British Virgin Islands
Percentage of Ownership (%)		100.00%	100.00%
Unitech Holdings International Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business		Holding company
Establishment and Operating Location		British Virgin Islands
Percentage of Ownership (%)		100.00%	100.00%
Real Tech Holdings Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business		Holding company
Establishment and Operating Location		British Virgin Islands
Percentage of Ownership (%)		100.00%	100.00%
Universal ABIT Holding Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business		In the process of liquidation
Establishment and Operating Location		British Cayman Islands
Percentage of Ownership (%)		100.00%	100.00%
Rising Capital Investments Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business		Liquidated in November 2019
Establishment and Operating Location		British Virgin Islands
Percentage of Ownership (%)			100.00%
Rise Accord Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business		Liquidated in December 2019
Establishment and Operating Location		British Virgin Islands
Percentage of Ownership (%)			100.00%
Universal Scientific Industrial (Kunshan) Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in the manufacturing and sale of computer assistance system and related peripherals
Establishment and Operating Location		Kun Shan, China
Percentage of Ownership (%)		100.00%	100.00%
USI Enterprise Limited ("USIE") [member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in the services of investment advisory and warehousing management
Establishment and Operating Location		Hong Kong
Percentage of Ownership (%)		95.80%	95.40%
Universal Scientific Industrial (Shanghai) Co., Ltd. ("USISH") [member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in the designing, manufacturing and sale of electronic components
Establishment and Operating Location		Shanghai, China
Percentage of Ownership (%)		75.30%	74.60%
Universal Global Technology Co., Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business		Holding company
Establishment and Operating Location		Hong Kong
Percentage of Ownership (%)	42.23%	75.30%	74.60%
Universal Global Technology (Kunshan) Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in the designing and manufacturing of electronic components
Establishment and Operating Location		Kun Shan, China
Percentage of Ownership (%)		75.30%	74.60%
Universal Global Technology (Shanghai) Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in the processing and sales of computer and communication peripherals as well as business in import and export of goods and technology
Establishment and Operating Location		Shanghai, China
Percentage of Ownership (%)		75.30%	74.60%
Universal Global Electronics (Shanghai) Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in the sale of electronic components and telecommunications equipment
Establishment and Operating Location		Shanghai, China
Percentage of Ownership (%)		75.30%	74.60%
USI America Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in the manufacturing and processing of motherboards and wireless network communication and provision of related technical service
Establishment and Operating Location		U.S.A.
Percentage of Ownership (%)		75.30%	74.60%
Universal Global Industrial Co., Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in manufacturing, trading and investing activity
Establishment and Operating Location		Hong Kong
Percentage of Ownership (%)		75.30%	74.60%
Universal Global Scientific Industrial Co., Ltd. ("UGTW") [member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in the manufacturing of components of telecomm and cars and provision of related R&D services
Establishment and Operating Location		R.O.C.
Percentage of Ownership (%)		75.30%	74.60%
Universal Scientific Industrial De Mexico S.A. De C.V. [member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in the assembling of motherboards and computer components
Establishment and Operating Location		Mexico
Percentage of Ownership (%)		75.30%	74.60%
USI Japan Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in the manufacturing and sale of computer peripherals, integrated chip and other related accessories
Establishment and Operating Location		Japan
Percentage of Ownership (%)		75.30%	74.60%
USI Electronics (Shenzhen) Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in the design, manufacturing and sale of motherboards and computer peripherals
Establishment and Operating Location		Shenzhen, China
Percentage of Ownership (%)		75.30%	74.60%
Universal Global Electronics Co., Ltd [member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in accepting and outsourcing orders as well as sales of electronic components and service of technical advisory, and was established in February 2018
Establishment and Operating Location		Hong Kong
Percentage of Ownership (%)		75.30%	74.60%
Universal Scientific Industrial Co., Ltd. ("USI") [member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in the manufacturing, processing and sale of computers, computer peripherals and related accessories
Establishment and Operating Location		R.O.C.
Percentage of Ownership (%)		75.30%	74.40%
Semicondutores Avancados do Brasil S.A. [member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in the research and manufacturing of multi-functional system-in-package products, and was established in March 2019 and then invested in May 2019
Establishment and Operating Location		Brasil
Percentage of Ownership (%)		56.50%
Huanrong Electronics (Huizhou) Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in the research and manufacturing of new electronic applications, communications, computers and other electronics products and also provided auxiliary technical services as well as import and export services, and was established in April 2019 and then invested in May 2019
Establishment and Operating Location		Huizhou, China
Percentage of Ownership (%)		75.30%
Universal Scientific Industrial (France) ("USIFR") [Member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in investing activities and was established in August 2019
Establishment and Operating Location		France
Percentage of Ownership (%)		75.30%
Chung Hong Electronics Poland Sp. z o.o. ("UGPL") [Member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in the assembly, testing and turnkey services of integrated circuits
Establishment and Operating Location		Poland
Percentage of Ownership (%)		45.20%
SPIL [Member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in the assembly, testing and turnkey services of integrated circuits
Establishment and Operating Location		R.O.C.
Percentage of Ownership (%)		100.00%	100.00%
SPIL (B.V.I.) Holding Limited [Member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in investing activities
Establishment and Operating Location		British Virgin Islands
Percentage of Ownership (%)		100.00%	100.00%
Siliconware Investment Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in investing activities
Establishment and Operating Location		R.O.C.
Percentage of Ownership (%)		100.00%	100.00%
Siliconware USA Inc [Member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in marketing activities
Establishment and Operating Location		U.S.A.
Percentage of Ownership (%)		100.00%	100.00%
SPIL Cayman Holding Limited [Member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in investing activities
Establishment and Operating Location		British Cayman Islands
Percentage of Ownership (%)		100.00%	100.00%
Siliconware Technology (Suzhou) Limited ("SZ") [Member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in the packaging and testing of semiconductors
Establishment and Operating Location		Suzhou, China
Percentage of Ownership (%)		100.00%	70.00%
Siliconware Electronics (Fujian) Co., Limited [Member]
Disclosure of subsidiaries [Line Items]
Main Business		Engaged in the packaging and testing of semiconductors
Establishment and Operating Location		Fujian, China
Percentage of Ownership (%)		100.00%	100.00%